Selected Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Apr. 28, 2018
Summary of Quarterly Financial Information

A summary of quarterly financial information for fiscal 2018 and fiscal 2017 is as follows:

Fiscal 2018 Quarterly Period Ended On	July 29, 2017	October 28, 2017	January 27, 2018	April 28, 2018	Fiscal Year 2018
Sales	$853,316	791,117	1,231,771	786,076	$3,662,280
Gross profit	253,481	228,695	400,026	229,001	1,111,203

Net loss	$(10,778)	(30,094)	(63,536)	(21,072)	$(125,480)
Basic loss per common share	$(0.15)	(0.41)	(0.87)	(0.29)	$(1.73)
Diluted loss per common share	$(0.15)	(0.41)	(0.87)	(0.29)	$(1.73)

Fiscal 2017 Quarterly Period Ended On	July 30, 2016	October 29, 2016	January 28, 2017	April 29, 2017	Fiscal Year 2017
Sales	$913,882	858,548	1,300,908	821,220	$3,894,558
Gross profit	277,539	255,375	436,801	242,487	1,212,202

Net income (loss)	$(14,416)	(20,409)	70,276	(13,428)	$22,023
Basic income (loss) per common share	$(0.20)	(0.29)	0.97	(0.19)	$0.30
Diluted income (loss) per common share	$(0.20)	(0.29)	0.96	(0.19)	$0.30